UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%
	Shares	Value

Argentina — 0.3%
Ternium ADR	356,805	$5,548,318

Brazil — 7.3%
Ambev	233,200	1,317,899
Banco do Brasil	1,810,800	11,529,210
BM&F Bovespa SA	264,000	801,881
BRF	759,200	15,860,505
CETIP — Mercados Organizados	517,200	5,353,340
Cia de Saneamento de Minas Gerais-COPASA	115,100	405,411
Cia Energetica de Minas Gerais ADR	413,702	1,137,681
Cosan, Cl A	323,560	1,520,732
EDP — Energias do Brasil	1,190,000	4,518,173
Embratel Participacoes*	794	2
Fibria Celulose	755,500	10,004,343
FII BTG Pactual Corporate Office Fund‡	6,995	222,683
JBS	4,172,407	18,644,498
Light	496,800	2,053,102
Lojas Renner	103,700	3,287,617
Magazine Luiza	180,300	185,884
Marfrig Global Foods*	1,476,100	2,310,751
MRV Engenharia e Participacoes	202,900	461,628
Multiplus	63,000	762,488
Nova Embrapar Participacoes*	854	—
Porto Seguro	550,300	6,266,504
Qualicorp	166,700	980,058
Raia Drogasil	570,600	7,234,260
Sao Martinho	41,300	405,889
Seara Alimentos* (A)	911	2
Ser Educacional	26,500	84,284
Smiles	352,100	5,639,441
Telefonica Brasil ADR	520,019	6,770,648
Tim Participacoes	1,524,100	4,157,506
Tim Participacoes ADR	431,228	5,869,013
Ultrapar Participacoes	317,600	6,504,216
Valid Solucoes	63,600	923,737
Via Varejo	325,200	801,615

		126,015,001

Chile — 0.6%
Corpbanca ADR	16,234	245,134
Empresa Nacional de Electricidad ADR	6,729	276,898
Enersis ADR	672,846	10,166,703

		10,688,735

China — 15.3%
51job ADR*	18,670	570,555
Agricultural Bank of China	43,478,000	19,629,400
Air China	5,230,000	5,255,434
ANTA Sports Products	234,000	600,070
Autohome ADR*	8,717	338,133

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

China — (continued)
Bank of China	77,239,000	$42,244,671
Bank of Chongqing	482,500	426,341
Bank of Communications	4,211,000	3,704,581
Changyou.com ADR*	26,036	606,378
China Citic Bank	16,636,000	11,867,069
China Construction Bank	34,067,000	27,816,791
China Eastern Airlines*	628,000	504,681
China Galaxy Securities	6,084,000	5,485,747
China Lodging Group ADR*	34,279	793,902
China Machinery Engineering	302,000	229,452
China Merchants Bank	6,892,000	17,824,981
China Ming Yang Wind Power Group ADR*	159,793	409,070
China Petroleum & Chemical	3,054,000	2,316,412
China Railway Construction	2,894,500	3,756,133
China Railway Group	7,254,000	6,194,481
China Southern Airlines	9,450,000	9,361,867
China Sports International*	670,000	10,744
China Telecom	38,942,000	21,801,050
Chongqing Rural Commercial Bank	3,122,000	2,235,092
Datang International Power Generation	2,262,000	977,478
Great Wall Motor	166,000	549,244
Guangdong Electric Power Development, Cl B	670,133	465,928
Huadian Power International	3,458,000	3,497,120
Huaneng Power International	12,952,000	15,838,520
Industrial & Commercial Bank of China	933,000	642,676
Jiangsu Future Land, Cl B	561,100	964,531
Lao Feng Xiang, Cl B*	61,700	246,121
Metallurgical Corp of China	1,164,000	388,886
Mindray Medical International ADR	15,575	425,042
NetEase ADR	155,002	21,487,927
New China Life Insurance	957,800	4,114,230
People’s Insurance Group of China	7,656,000	3,970,063
Ping An Insurance Group of China	1,356,000	7,801,246
Qingling Motors	508,000	163,167
Semiconductor Manufacturing International*	4,278,000	386,285
Shanghai Mechanical and Electrical Industry, Cl B	268,300	751,777
Shenzhen Expressway	446,000	328,504
Sinopec Shanghai Petrochemical	778,000	317,129
TravelSky Technology	484,000	584,998
Vipshop Holdings ADR*	507,835	9,897,704
Weiqiao Textile	891,000	464,332
WuXi PharmaTech Cayman ADR*	90,510	3,756,165
Xiamen International Port	1,210,000	369,916
Xinhua Winshare Publishing and Media	433,000	385,395
Zhejiang Expressway	984,000	1,133,485

		263,890,904

Colombia — 0.1%
Avianca Holdings ADR*	114,340	999,332
Ecopetrol ADR	37,242	420,462

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Colombia — (continued)
Grupo Aval Acciones y Valores ADR	105,720	$914,478

		2,334,272

Czech Republic — 0.1%
CEZ	65,131	1,576,296

Egypt — 0.2%
Commercial International Bank Egypt	335,463	2,418,899
Talaat Moustafa Group	521,702	546,458
Telecom Egypt	282,406	288,341

		3,253,698

Greece — 0.0%
Aegean Marine Petroleum Network	26,157	285,896
Tsakos Energy Navigation	44,637	407,089

		692,985

Hong Kong — 3.9%
Belle International Holdings	2,558,000	2,659,531
Chaoda Modern Agriculture Holdings ADR*	6,346	14,406
China Aoyuan Property Group	1,459,000	272,893
China Dongxiang Group	1,827,000	466,631
China Foods*	902,000	416,542
China Lesso Group Holdings	2,626,000	2,059,528
China Lilang	568,000	612,525
China Mobile	2,228,500	29,177,502
China Power International Development	4,308,000	3,050,826
China Silver Group	592,000	194,729
China Travel International Investment Hong Kong	1,524,000	589,761
China Unicom Hong Kong	9,128,000	12,881,380
CITIC	655,000	1,172,736
CNOOC	782,000	969,393
Fosun International	152,000	319,595
Future Land Development Holdings	1,724,000	277,982
Geely Automobile Holdings	6,770,000	2,846,923
GOME Electrical Appliances Holding	9,975,000	1,737,065
Lee & Man Paper Manufacturing	553,000	340,975
Longfor Properties	1,256,000	1,795,142
Real Nutriceutical Group	885,000	214,620
Shenzhen Investment	832,000	320,896
Sino Biopharmaceutical	448,000	519,526
Skyworth Digital Holdings	4,370,000	3,342,763
Sunac China Holdings	308,000	275,727
Tonly Electronics Holdings	71,000	53,852
Universal Health International Group Holding	794,000	339,014
Yuexiu Real Estate Investment Trust‡	607,000	342,951

		67,265,414

India — 11.5%
Amtek Auto	676,330	1,790,025
Apollo Tyres	2,386,085	7,537,665
Aurobindo Pharma	1,681,076	19,923,355
Bharat Forge	113,628	2,034,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

India — (continued)
Bharat Petroleum	785,516	$11,353,671
Bharti Infratel*	173,442	1,210,909
Britannia Industries	58,278	2,866,400
Canara Bank	411,074	1,773,335
CCL Products India	161,888	613,662
Ceat	63,505	906,497
Chennai Petroleum*	139,387	417,173
Coal India	329,565	2,256,699
Colgate-Palmolive India	16,798	521,311
Dish TV India*	253,930	459,598
Emami	61,940	1,266,463
Escorts	171,715	378,817
Federal Bank	645,936	682,523
Geometric	101,511	203,756
Gujarat State Fertilizers & Chemicals*	515,989	587,867
HCL Technologies	1,737,902	27,057,227
Hexaware Technologies	631,474	2,823,591
Hindustan Petroleum	1,027,032	14,762,798
Hindustan Unilever	44,854	644,742
Indian Oil*	529,253	3,560,507
Indraprastha Gas	205,809	1,554,043
Infosys	102,513	1,722,001
JK Tyre & Industries	596,820	1,066,711
JSW Energy	514,670	676,667
Lupin	461,278	12,206,369
Maruti Suzuki India	205,243	13,865,015
Mindtree	56,584	1,129,285
MRF	16,312	10,389,715
National Aluminium	324,062	179,169
NCC	4,436	5,708
Petronet LNG	266,868	804,539
PVR	37,716	496,257
Reliance Industries	58,287	910,737
Sasken Communications Technologies	175,093	652,794
Sintex Industries	183,266	329,699
SRF	24,120	523,135
Syndicate Bank	407,716	603,770
Tata Chemicals	91,225	697,154
Tata Consultancy Services	48,772	1,909,821
Tata Elxsi	108,901	2,896,182
Tata Motors	2,472,768	14,803,472
Tata Motors ADR	162,931	4,832,534
Uflex	63,461	157,420
UPL	722,056	6,032,693
Welspun India	30,233	423,001
Wipro	746,259	6,632,371
WNS Holdings ADR*	80,743	2,406,949
Wockhardt	192,634	4,698,815

		198,238,796

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — 1.6%
Adaro Energy	2,942,400	$128,332
Agung Podomoro Land*	5,423,800	148,350
AKR Corporindo	891,400	378,899
Alam Sutera Realty	11,184,400	417,529
Bank Mandiri Persero	1,294,500	911,485
Bank Negara Indonesia Persero	12,872,300	4,529,451
Bank Tabungan Negara Persero	6,633,600	573,743
Darma Henwa*	6,998,260	25,867
Elnusa	5,914,000	168,753
Indofood Sukses Makmur	4,787,900	2,159,023
Lippo Cikarang*	277,800	170,448
Lippo Karawaci	3,576,800	305,393
Mitra Keluarga Karyasehat	109,600	218,552
Multipolar*	4,964,500	214,691
Pakuwon Jati	8,256,000	253,280
Pembangunan Perumahan Persero	1,131,600	326,660
Siloam International Hospitals	363,600	444,840
Sri Rejeki Isman	46,384,600	1,611,588
Surya Semesta Internusa	8,109,000	473,562
Telekomunikasi Indonesia ADR	79,449	3,417,102
Telekomunikasi Indonesia Persero	39,309,300	8,543,289
Unilever Indonesia	124,300	367,548
United Tractors	1,119,700	1,671,997

		27,460,382

Malaysia — 2.2%
British American Tobacco Malaysia	22,400	395,346
Digi.Com	368,700	520,586
DRB-Hicom	277,800	103,144
KSL Holdings	514,400	223,272
Land & General	512,300	58,269
MISC	150,800	307,554
Petronas Chemicals Group	214,400	359,342
Petronas Dagangan	133,100	733,625
Public Bank	219,000	1,087,985
Telekom Malaysia	3,979,900	6,816,145
Tenaga Nasional	7,665,100	24,451,358
Top Glove	774,600	1,543,326
Westports Holdings	370,400	388,366
YTL	1,111,700	459,272

		37,447,590

Mexico — 4.3%
America Movil, Ser L	10,597,783	10,306,734
America Movil ADR, Cl L	1,482,036	28,721,858
Arca Continental	68,950	414,107
Axtel*	762,000	284,701
Banregio Grupo Financiero	128,407	734,380
Bio Pappel*	50,594	60,634
Cemex ADR*	130,153	1,106,300
Gentera	398,802	686,595
Gruma, Cl B	649,232	8,493,909

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Mexico — (continued)
Grupo Aeroportuario del Centro Norte Sab, Cl B	72,962	$405,101
Grupo Aeroportuario del Pacifico ADR	13,336	1,051,944
Grupo Aeroportuario del Pacifico, Cl B	887,143	7,000,790
Grupo Financiero Banorte, Cl O	887,880	4,690,541
Grupo Financiero Inbursa, Cl O	375,327	850,237
Grupo Financiero Interacciones, Cl O	168,034	1,047,990
Grupo Mexico, Ser B	158,822	433,810
Grupo Televisa ADR	102,785	3,583,085
OHL Mexico*	1,803,469	2,952,708
Wal-Mart de Mexico	768,639	1,863,338

		74,688,762

Peru — 0.4%
Credicorp	53,172	7,013,387

Philippines — 0.5%
Aboitiz Power	681,100	650,794
Cebu Air	210,340	427,717
First Gen	2,493,000	1,409,075
Globe Telecom	48,100	2,713,414
Megaworld	4,147,400	429,839
Nickel Asia	1,982,700	456,929
Robinsons Land	560,900	345,235
Vista Land & Lifescapes	18,919,900	2,928,893

		9,361,896

Poland — 1.8%
Asseco Poland	54,129	827,555
Enea	78,613	307,191
Energa	262,898	1,419,695
Orange Polska	196,871	424,316
PGE Polska Grupa Energetyczna	601,318	2,824,781
Polski Koncern Naftowy Orlen	1,057,155	21,338,719
Polskie Gornictwo Naftowe i Gazownictwo	814,519	1,358,215
Tauron Polska Energia	2,327,921	2,338,968

		30,839,440

Qatar — 0.6%
Barwa Real Estate	672,906	9,240,041
United Development QSC	50,408	350,243

		9,590,284

Russia — 1.0%
Gazprom PAO ADR	290,186	1,349,365
Magnit GDR	38,757	2,102,567
Novolipetsk Steel GDR	33,283	437,671
QIWI ADR	72,107	2,207,917
Severstal PAO GDR	466,660	5,263,925
Sistema GDR	303,923	2,580,306
Surgutneftegas ADR	96,347	544,360
Tatneft ADR	65,869	1,938,525
VimpelCom ADR	109,459	632,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Russia — (continued)
X5 Retail Group GDR*	23,352	$418,001

		17,475,310

South Africa — 6.2%
Attacq*	170,899	297,210
Barclays Africa Group	136,303	2,006,147
Barloworld	81,677	581,090
Clicks Group	49,136	374,747
FirstRand	7,578,074	32,791,745
Foschini Group	166,192	1,892,318
Imperial Holdings	89,314	1,201,655
Investec	34,502	312,967
Liberty Holdings	254,071	2,855,983
MMI Holdings	2,796,214	6,509,634
Mondi	110,107	2,635,379
Mr Price Group	94,625	1,886,478
Netcare	446,197	1,424,628
Pioneer Foods	30,972	484,769
Redefine Properties‡	1,272,451	1,156,751
Reinet Investments*	228,426	515,167
Reunert	95,468	477,708
Sanlam	1,536,912	8,118,137
Sappi*	297,263	976,131
Sasol	458,614	15,907,972
Shoprite Holdings	68,011	904,286
Sibanye Gold	490,856	646,055
Sibanye Gold ADR	189,498	1,013,814
SPAR Group	81,254	1,270,942
Standard Bank Group	355,722	4,282,077
Steinhoff International Holdings	2,331,600	14,112,813
Telkom	660,239	3,208,750

		107,845,353

South Korea — 16.9%
ADTechnology*	13,514	356,285
Amorepacific	8,110	2,848,532
AMOREPACIFIC Group	3,830	636,615
Asiana Airlines*	101,914	518,214
AtlasBX	249,908	7,613,742
BGF retail	3,452	587,060
BNK Financial Group	25,607	300,898
CJ	101,167	26,412,441
CJ Hellovision	33,523	368,133
CKH Food & Health*	80,755	288,128
Coway	4,460	372,762
Daewoo Securities	568,518	7,044,833
Daou Technology	27,852	715,252
DGB Financial Group	32,964	315,512
Dongwon Development	8,166	362,887
Dongyang E&P	15,443	175,526
Ecoplastic	228,571	500,057
e-LITECOM	17,423	279,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Korea — (continued)
GS Retail	9,170	$409,070
Hana Financial Group	544,880	13,573,689
Hanil E-Hwa	119,199	1,252,957
Hanwha	283,370	11,502,863
Hanwha Life Insurance	86,892	616,334
Hite Holdings	14,760	215,695
Husteel	22,760	394,845
Hyosung	6,683	813,851
Hyundai Development-Engineering & Construction	9,629	576,020
Hyundai Hy Communications & Network	15,910	55,066
Hyundai Securities	153,579	1,126,101
Hyundai Steel	31,141	1,554,189
INTOPS	8,242	111,640
JB Financial Group	58,455	320,712
KB Financial Group	10,941	344,083
KB Insurance	31,920	769,255
Kia Motors	475,025	17,821,303
Korea District Heating	2,802	176,240
Korea Electric Power	371,899	16,177,122
Korea Gas	8,094	292,938
Korea Petro Chemical Industries	2,321	357,031
Korean Air Lines*	84,753	2,542,264
KT	437,563	11,442,488
Kwangju Bank*	73,625	478,187
Kyobo Securities	12,515	125,669
LG Chemical	6,819	1,456,864
LG Display	620,301	11,715,295
LG Electronics	79,479	2,757,636
LG Uplus	143,340	1,414,842
Lotte Chemical	1,687	375,562
NH Investment & Securities	58,389	541,401
NS Shopping*	2,694	537,580
Samsung Electronics	74,947	75,898,129
Samsung Life Insurance	26,087	2,385,429
Seohan	198,385	463,687
Seoyon	89,170	903,016
SK Holdings (A)	75,349	14,517,698
SK Hynix	778,039	24,667,989
SK Innovation	3,453	293,615
SK Telecom	44,905	9,574,668
S-Oil	6,440	345,074
Sungwoo Hitech	27,695	213,248
Taeyoung Engineering & Construction	67,270	389,771
Tongyang Life Insurance	33,896	441,750
TS	21,285	509,319
Woori Bank	1,138,155	9,279,151
Youngone Holdings	12,776	959,715

		292,387,851

Taiwan — 12.7%
Accton Technology	450,000	186,006

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Taiwan — (continued)
Advanced Ceramic X	46,000	$305,244
Advanced Semiconductor Engineering	3,790,000	4,381,642
Ardentec*	397,000	267,211
AU Optronics	15,048,000	4,813,987
BES Engineering*	3,041,000	824,508
Catcher Technology	208,000	2,292,701
Cathay Financial Holding	455,000	734,999
Chang Hwa Commercial Bank	494,000	276,170
Charoen Pokphand Enterprise	239,400	191,844
Chen Full International	308,000	412,176
Cheng Loong	1,863,680	669,996
China Airlines*	4,558,000	2,028,408
Chunghwa Telecom	544,000	1,688,612
Compal Electronics	713,000	481,032
Coretronic	689,250	545,785
CTBC Financial Holding	4,041,000	2,931,090
Elite Advanced Laser	127,200	459,300
Elite Material	268,000	551,763
Elitegroup Computer Systems	300,926	200,163
Evergreen Marine Taiwan	892,840	428,441
First Financial Holding	8,283,570	4,460,374
Forhouse*	586,000	199,531
Formosa Chemicals & Fibre	262,000	620,737
Formosa Petrochemical	180,000	424,750
Formosan Rubber Group	287,000	198,627
Foxconn Technology	1,464,000	4,451,610
Fubon Financial Holding	15,057,520	27,471,395
Global Brands Manufacture	389,643	80,838
Gold Circuit Electronics	998,000	347,719
Grand Pacific Petrochemical	609,000	304,775
Greatek Electronics	264,000	250,859
Hon Hai Precision Industry	11,988,712	34,441,701
Hong YI Fiber Industry	146,000	147,519
Hua Nan Financial Holdings	500,000	284,275
Innolux	24,709,640	8,609,222
Inotera Memories*	4,083,000	2,463,651
Inventec	6,025,851	3,426,002
King Yuan Electronics	2,127,000	1,435,000
King’s Town Bank	506,000	423,116
Largan Precision	3,000	304,547
Lite-On Technology	933,184	1,025,655
Mega Financial Holding	5,293,000	4,526,582
Mercuries & Associates Holding	1,025,138	608,819
Mirle Automation	271,950	223,097
Pegatron	8,651,343	24,333,315
Pou Chen	8,669,270	12,301,706
Powertech Technology	1,199,000	2,248,256
Ruentex Industries	155,000	324,026
Sesoda	264,600	286,629
Shinkong Synthetic Fibers	649,000	203,304
Siliconware Precision Industries	2,816,000	3,188,699

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Taiwan — (continued)
SinoPac Financial Holdings	15,931,560	$6,787,118
Star Comgistic Capital*	342,000	168,988
Sun Financial Holding	653,248	397,268
Taishin Financial Holding	14,962,807	5,924,175
Taiwan Business Bank*	2,154,000	627,680
Taiwan Land Development*	742,000	265,575
Taiwan Life Insurance*	404,000	405,644
Taiwan PCB Techvest	455,000	456,852
Taiwan Semiconductor	454,000	360,220
Taiwan Semiconductor Manufacturing ADR	656,904	14,524,147
Taiwan Surface Mounting Technology	647,829	560,180
Taiwan Union Technology	395,000	278,376
Tatung*	3,520,000	648,889
TOPBI International Holdings*	108,000	391,682
United Integrated Services	256,000	252,988
United Microelectronics	25,149,000	8,961,445
Wan Hai Lines	1,864,000	1,561,624
Win Semiconductors	814,000	871,457
Winbond Electronics*	13,969,000	3,075,069
Yageo	354,520	505,310
Yi Jinn Industrial	1,224,000	478,799
Yuanta Financial Holding	17,912,000	8,510,207
Zig Sheng Industrial*	676,000	256,941

		220,558,048

Thailand — 3.6%
Ananda Development	2,546,400	231,196
AP Thailand	6,054,900	1,013,588
Asia Aviation*	2,526,800	349,859
Bangchak Petroleum NVDR	2,392,800	2,325,249
Bangkok Airways	555,600	338,925
Bangkok Bank	803,000	3,782,040
Bangkok Bank NVDR	420,400	1,980,037
Bangkok Expressway NVDR	166,400	179,407
Bangkok Ranch*	1,798,200	515,302
Banpu	383,700	272,166
Delta Electronics Thailand NVDR	169,700	387,597
IRPC	6,509,300	775,686
Jasmine International NVDR	1,293,000	183,430
Krung Thai Bank	5,257,400	2,610,427
Krung Thai Bank NVDR	10,352,900	5,140,467
PTG Energy	1,216,000	493,369
PTT Global Chemical NVDR	5,111,900	8,956,159
PTT NVDR	1,628,600	15,063,799
Ratchaburi Electricity Generating Holding NVDR	131,200	200,085
Regional Container Line NVDR	839,700	203,701
RS NVDR	1,069,900	361,237
Siam Cement	44,000	656,661
Srithai Superware NVDR	3,518,500	241,588
Syntec Construction	4,029,200	342,959
Thai Airways International NVDR	759,800	269,471

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Thailand — (continued)
Thai Beverage	973,200	$535,602
Thai Oil NVDR	240,600	329,379
Thai Union Frozen Products NVDR	6,275,100	3,364,999
Thanachart Capital	3,005,900	2,665,183
Thanachart Capital NVDR	2,550,300	2,261,225
Tipco Asphalt	3,169,200	2,194,027
Tisco Financial Group NVDR	273,600	329,919
TMB Bank NVDR	17,278,300	1,147,148
Total Access Communication NVDR	595,200	1,186,347
TPI Polene	17,097,900	1,125,468

		62,013,702

Turkey — 4.1%
Aksa Akrilik Kimya Sanayii	381,852	1,529,558
Alarko Gayrimenkul Yatirim Ortakligi‡	66,476	561,343
Celebi Hava Servisi	26,110	367,939
EGE Endustri VE Ticaret	4,047	319,834
Enka Insaat ve Sanayi	247,171	447,764
Eregli Demir ve Celik Fabrikalari	10,306,194	15,471,750
Gubre Fabrikalari	150,897	415,483
Haci Omer Sabanci Holding	284,244	972,406
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim*	302,419	273,924
Is Yatirim Menkul Degerler	99,196	37,944
Koza Altin Isletmeleri	43,434	364,419
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	779,964
Migros Ticaret*	57,228	426,458
ODAS Elektrik Uretim ve Sanayi Ticaret	77,138	231,044
Pinar Entegre Et ve Un Sanayi	5,162	18,609
Sasa Polyester Sanayi*	490,062	443,887
Soda Sanayii	180,898	297,025
Tat Gida Sanayi*	241,693	601,812
TAV Havalimanlari Holding	111,225	846,901
Trakya Cam Sanayii	1,959,777	1,449,801
Turk Hava Yollari*	4,118,616	13,421,061
Turk Sise ve Cam Fabrikalari	5,083,014	5,741,342
Turkiye Is Bankasi, Cl C	5,445,079	10,610,742
Turkiye Petrol Rafinerileri	264,204	6,864,671
Turkiye Vakiflar Bankasi TAO, Cl D	3,941,276	5,945,124
Vestel Beyaz Esya Sanayi ve Ticaret	94,879	416,001
Vestel Elektronik Sanayi ve Ticaret*	791,351	1,307,924

		70,164,730

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank	550,371	1,240,779
Air Arabia	4,385,579	1,918,710

		3,159,489

TOTAL COMMON STOCK (Cost $1,567,985,975)		1,649,510,643

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

PREFERRED STOCK — 3.2%
	Shares	Value

Brazil — 3.2%
Banco Bradesco	2,091,840	$16,611,554
Banco do Estado do Rio Grande do Sul	81,500	235,173
Braskem, Ser A	947,210	3,444,199
Cia Brasileira de Distribuicao	399,801	8,690,894
Cia de Transmissao de Energia Eletrica Paulista	26,500	320,342
Cia Energetica de Minas Gerais	3,127,116	8,557,683
Cia Energetica de Sao Paulo	406,100	2,248,764
Cia Paranaense de Energia, Ser B	303,800	3,105,478
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B*	92,100	405,902
Embratel Participacoes*	60	—
Metalurgica Gerdau, Cl A	858,000	869,539
San Carlos Empreendimentos e Participacoes* (A)	455	—
Suzano Papel e Celulose, Cl A	1,004,600	4,899,844
Telefonica Brasil	557,600	7,349,549

TOTAL PREFERRED STOCK (Cost $113,885,645)		56,738,921

RIGHTS — 0.0%
	Number of Rights
Taiwan — 0.0%
First Financial Holding, Expires 09/15/15*	1,008,029	73,435

TOTAL RIGHTS (Cost $—)		73,435

WARRANTS — 0.0%
	Number of Warrants
Thailand — 0.0%
Jasmine International, Expires 12/31/20*	633,824	12,588

TOTAL WARRANTS (Cost $—)		12,588

SHORT-TERM INVESTMENT — 0.5%
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $8,123,443)	8,123,443	8,123,443

TOTAL INVESTMENTS — 99.1% (Cost $1,689,995,063)†		$1,714,459,030

Percentages are based on Net Assets of $1,729,261,623.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2015 was $14,517,700 and represented 0.8% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2015.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,689,995,063, and the unrealized appreciation and depreciation were $247,645,143 and $(223,181,176), respectively.

ADR —	American Depositary Receipt
Cl —	Class
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Ser —	Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2015 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of July 31, 2015 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$5,548,318	$—	$—	$5,548,318
Brazil	126,014,999	—	2	126,015,001
Chile	10,688,735	—	—	10,688,735
China	263,890,904	—	—	263,890,904
Colombia	2,334,272	—	—	2,334,272
Czech Republic	1,576,296	—	—	1,576,296
Egypt	—	3,253,698	—	3,253,698
Greece	692,985	—	—	692,985
Hong Kong	67,265,414	—	—	67,265,414
India	198,238,796	—	—	198,238,796
Indonesia	27,460,382	—	—	27,460,382
Malaysia	37,447,590	—	—	37,447,590
Mexico	74,688,762	—	—	74,688,762
Peru	7,013,387	—	—	7,013,387
Philippines	9,361,896	—	—	9,361,896
Poland	30,839,440	—	—	30,839,440
Qatar	9,590,284	—	—	9,590,284
Russia	17,475,310	—	—	17,475,310
South Africa	107,845,353	—	—	107,845,353
South Korea	277,870,153	—	14,517,698	292,387,851
Taiwan	220,558,048	—	—	220,558,048
Thailand	62,013,702	—	—	62,013,702
Turkey	70,164,730	—	—	70,164,730
United Arab Emirates	1,240,779	1,918,710	—	3,159,489

Total Common Stock	1,629,820,535	5,172,408	14,517,700	1,649,510,643

Preferred Stock
Brazil	56,738,921	—	—	56,738,921

Total Preferred Stock	56,738,921	—	—	56,738,921

Rights	73,435	—	—	73,435
Warrants	12,588	—	—	12,588
Short-Term Investment	8,123,443	—	—	8,123,443

Total Investments in Securities	$1,694,768,922	$5,172,408	$14,517,700	$1,714,459,030

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2015, there were transfers between Level 1 and Level 3 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 3 occurs when foreign equity securities are fair valued using other unobservable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, securities with a total market value of $14,517,698 were transferred from Level 1 to Level 3.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 92.5%
	Face Amount (000)(1)		Value
Angola — 2.1%
Republic of Angola Via Northern Lights III 7.000%, 08/16/19		835	$828,111

Brazil — 8.2%
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/19	BRL	4,880	1,334,986
10.000%, 01/01/21	BRL	3,577	933,254
10.000%, 01/01/25	BRL	1,530	377,800
6.000%, 05/15/23		730	558,469

			3,204,509

Canada — 0.4%
Pacific Rubiales Energy 5.125%, 03/28/23		240	151,800

Chile — 0.8%
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/24	CLP	200,000	330,822

Colombia — 7.4%
Bogota Distrito Capital 9.750%, 07/26/28	COP	455,000	176,453
Colombian TES 10.000%, 07/24/24	COP	1,562,300	643,463
7.750%, 09/18/30	COP	1,120,000	380,731
6.000%, 04/28/28	COP	1,561,000	466,308
3.500%, 03/10/21	COP	3,478,176	1,207,526

			2,874,481

Dominican Republic — 1.6%
Dominican Republic International Bond 18.500%, 02/04/28	DOP	13,700	436,786
14.500%, 02/10/23 (A)	DOP	6,700	174,853

			611,639

Ecuador — 1.2%
Ecuador Government International Bond 7.950%, 06/20/24 (A)		355	293,319
7.950%, 06/20/24		200	167,500

			460,819

Egypt — 0.7%
Egypt Government International Bond 6.875%, 04/30/40		100	96,020
5.875%, 06/11/25 (A)		200	195,800

			291,820

El Salvador — 0.3%
El Salvador Government International Bond 7.375%, 12/01/19		100	108,125

Grenada — 0.3%
Grenada Government International Bond 6.000%, 09/15/25 (A) (B)		375	111,000

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Hungary — 4.8%
Hungary Government Bond 7.500%, 11/12/20	HUF	166,500	$726,446
6.000%, 11/24/23	HUF	269,690	1,127,597

			1,854,043

Indonesia — 10.7%
Indonesia Treasury Bond 11.000%, 09/15/25	IDR	954,000	81,374
10.250%, 07/15/22	IDR	2,600,000	208,758
10.000%, 02/15/28	IDR	5,033,000	406,725
9.500%, 05/15/41	IDR	680,000	52,881
9.000%, 03/15/29	IDR	2,630,000	197,821
8.375%, 03/15/24	IDR	18,907,000	1,376,706
8.375%, 03/15/34	IDR	17,865,000	1,263,195
6.625%, 05/15/33	IDR	9,922,000	587,875

			4,175,335

Iraq — 0.9%
Republic of Iraq 5.800%, 01/15/28		430	341,291

Malaysia — 3.4%
Malaysia Government Bond 4.935%, 09/30/43	MYR	1,350	366,542
4.498%, 04/15/30	MYR	1,540	409,857
4.181%, 07/15/24	MYR	2,035	531,189

			1,307,588

Mexico — 11.2%
Mexican Bonos 10.000%, 12/05/24	MXN	6,170	490,786
8.500%, 05/31/29	MXN	6,670	494,545
8.000%, 06/11/20	MXN	12,150	839,005
5.000%, 12/11/19	MXN	5,700	349,935
Mexican Udibonos 4.500%, 12/04/25	MXN	6,701	473,140
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	709,345
7.470%, 11/12/26	MXN	16,800	977,502

			4,334,258

Peru — 4.3%
Peru Government Bond 8.200%, 08/12/26	PEN	1,720	596,470
6.950%, 08/12/31	PEN	2,565	790,724
6.950%, 08/12/31 (A)	PEN	280	86,317
6.850%, 02/12/42	PEN	660	195,934

			1,669,445

Philippines — 0.6%
Philippine Government International Bond 6.250%, 01/14/36	PHP	10,000	249,699

Poland — 2.4%
Poland Government Bond 5.750%, 04/25/29	PLN	595	202,818
4.000%, 10/25/23	PLN	2,500	718,831

			921,649

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Romania — 2.8%
Romania Government Bond 4.750%, 02/24/25	RON	4,010	$1,075,376

Russia — 3.7%
Russian Federal Bond — OFZ 7.500%, 03/15/18	RUB	12,900	194,557
7.050%, 01/19/28	RUB	8,845	110,150
7.000%, 08/16/23	RUB	86,500	1,136,163

			1,440,870

Serbia — 1.5%
Serbia Treasury Bonds 10.000%, 06/05/21	RSD	31,540	304,886
10.000%, 10/23/24	RSD	28,500	260,430

			565,316

South Africa — 8.8%
South Africa Government Bond 8.750%, 01/31/44	ZAR	5,375	417,889
7.750%, 02/28/23	ZAR	13,880	1,073,402
7.250%, 01/15/20	ZAR	2,700	208,995
7.000%, 02/28/31	ZAR	23,100	1,566,752
6.250%, 03/31/36	ZAR	2,585	155,567

			3,422,605

Supra-National — 1.3%
International Finance MTN 6.300%, 11/25/24	INR	34,370	505,074

Tanzania — 2.1%
Tanzania Government International Bond 6.397%, 03/09/20 (C)		825	821,906

Thailand — 1.0%
Thailand Government Bond 4.875%, 06/22/29	THB	11,960	399,956

Turkey — 4.9%
Turkey Government Bond 9.500%, 01/12/22	TRY	2,845	1,026,668
8.000%, 03/12/25	TRY	350	115,075
7.100%, 03/08/23	TRY	2,396	754,830

			1,896,573

Uganda — 1.4%
Republic of Uganda Government Bond 14.625%, 11/01/18	UGX	330,900	89,234
12.875%, 05/19/16	UGX	1,220,000	338,063
11.000%, 01/21/21	UGX	245,000	54,698
10.750%, 05/31/18	UGX	200,000	45,953

			527,948

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)/Shares		Value
Zambia — 3.7%
Zambia Government Bond
15.000%, 08/15/23	ZMW	320	$27,491
14.000%, 08/16/18	ZMW	290	29,881
13.000%, 09/01/22	ZMW	2,800	226,409
11.000%, 09/02/17	ZMW	1,765	184,653
5.375%, 09/20/22		1,170	987,925

			1,456,359

TOTAL GLOBAL BONDS (Cost $41,224,954)			35,938,417

WARRANTS — 0.4%
	Number of Warrants
Central Bank of Nigeria, Expires 11/15/20*		1,250	167,500

TOTAL WARRANTS (Cost $242,500)			167,500

SHORT-TERM INVESTMENT — 6.5%
Reich & Tang Daily Money Market Fund, Institutional Class, 0.010% (D) (Cost $2,519,677)		2,519,677	2,519,677

TOTAL INVESTMENTS — 99.4% (Cost $43,987,131)†			$38,625,594

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2015 (Unaudited)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

Maturity Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation/ (Depreciation)
10/16/15	USD	421,790	BRL	(1,475,000)	$(419,356)	$2,434
8/13/15	USD	326,691	CLP	(200,000,000)	(296,262)	30,429
8/12/15	USD	249,225	CNH	(1,560,000)	(250,497)	(1,272)
10/23/15	USD	495,352	COP	(1,380,000,000)	(476,306)	19,046
9/30/15	USD	177,552	EGP	(1,400,000)	(171,821)	5,731
9/30/15	HUF	28,145,000	EUR	(89,993)	(28,143,395)	1,605
8/26/15	PLN	6,090,000	EUR	(1,477,852)	(6,100,422)	(10,422)
8/19/15	RON	2,575,000	EUR	(577,808)	(2,568,308)	6,692
9/8/15-1/19/16	RSD	101,650,000	EUR	(830,938)	(101,649,147)	853
10/14/15	EUR	1,064,249	HRK	(8,100,000)	(1,064,473)	(224)
8/5/15	USD	1,044,092	HUF	(296,000,000)	(1,058,056)	(13,964)
8/25/15-4/25/16	USD	3,253,520	IDR	(44,205,000,000)	(3,220,029)	33,491
9/30/15	USD	1,032,038	KRW	(1,150,000,000)	(980,958)	51,080
10/5/15	USD	765,725	MXP	(12,500,000)	(771,782)	(6,057)
8/17/15-4/11/16	USD	1,691,207	NGN	(375,283,000)	(1,794,140)	(102,933)
8/31/15	USD	2,843,117	PEI	(9,120,000)	(2,845,735)	(2,618)
8/28/15	USD	829,668	PHP	(37,165,000)	(811,242)	18,426
8/26/15	EUR	367,096	PLN	(1,535,000)	(370,402)	(3,306)
8/19/15	EUR	659,401	RON	(2,940,000)	(667,382)	(7,981)
8/18/15	USD	372,716	RON	(1,515,000)	(377,384)	(4,668)
9/8/15	EUR	802,944	RSD	(98,200,000)	(815,109)	(12,165)
9/15/15	USD	592,208	RUB	(34,375,000)	(549,496)	42,712
10/19/15	USD	428,287	THB	(15,050,000)	(425,891)	2,396
9/10/15	USD	2,710,218	TRY	(7,630,000)	(2,720,224)	(10,006)
8/20/15-10/13/15	USD	1,869,718	TWD	(57,622,000)	(1,826,228)	43,490
8/10/15-8/31/15	USD	1,185,500	UGX	(3,780,000,000)	(1,092,433)	93,067
10/16/15	BRL	3,735,000	USD	(1,149,567)	(3,822,671)	(87,671)
8/12/15	CNH	1,560,000	USD	(248,883)	(1,558,386)	1,614
9/30/15-1/26/16	EGP	6,818,000	USD	(793,109)	(6,798,769)	19,231
10/13/15	EUR	765,000	USD	(845,109)	(769,044)	(4,044)
8/5/15	HUF	259,600,000	USD	(947,860)	(259,619,916)	(19,916)
8/25/15-4/25/16	IDR	31,590,000,000	USD	(2,339,279)	(31,590,060,867)	(60,867)
9/29/15	INR	7,000,000	USD	(108,586)	(7,000,696)	(696)
9/30/15	KRW	1,150,000,000	USD	(1,011,523)	(1,150,030,565)	(30,565)
10/5/15	MXN	5,965,000	USD	(375,623)	(5,972,328)	(7,328)
10/23/15	MYR	6,415,000	USD	(1,679,759)	(6,428,848)	(13,848)
8/19/15-4/11/16	NGN	274,133,000	USD	(1,125,953)	(273,970,274)	162,726
8/31/15	PEI	2,060,000	USD	(646,133)	(2,063,346)	(3,346)
8/28/15	PHP	21,100,000	USD	(469,275)	(21,108,701)	(8,701)
8/26/15	PLN	5,675,000	USD	(1,538,499)	(5,710,258)	(35,258)
8/18/15	RON	1,680,000	USD	(428,582)	(1,690,097)	(10,097)
9/15/15	RUB	39,515,000	USD	(691,671)	(39,575,010)	(60,010)
10/2/15	T HB	93,100,000	USD	(2,740,654)	(93,204,824)	(104,824)
9/10/15-5/15/17	T RY	14,768,500	USD	(5,373,287)	(15,236,476)	(467,976)
8/20/15	TWD	19,552,000	USD	(638,485)	(19,571,101)	(19,101)
8/31/15-10/27/15	UGX	3,283,000,000	USD	(964,719)	(3,283,028,004)	(28,004)
9/18/15-7/29/16	ZAR	47,139,000	USD	(3,735,187)	(47,275,253)	(136,253)
9/30/15-10/13/15	ZMW	4,625,000	USD	(560,006)	(4,600,508)	24,492
8/21/15-9/18/15	USD	3,290,799	ZAR	(41,305,000)	(3,243,912)	46,887
8/10/15-10/13/15	USD	1,138,757	ZMW	(8,665,000)	(1,108,353)	30,404

						$(637,315)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2015 (Unaudited)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation/ (Depreciation)
Bank of New York	$1,557,516	$(1,540,523)	$16,993
BNP Paribas	3,006,315	(2,986,571)	19,744
Brown Brothers Harriman	15,587,731	(15,666,835)	(79,104)
Citigroup	18,940,644	(19,306,819)	(366,175)
State Street	11,689,559	(11,764,714)	(75,155)
UBS	7,908,272	(8,061,890)	(153,618)

			$(637,315)

For the period ended July 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Outstanding swap agreements held by the Fund at July 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Fixed 4.61%	Floating Rate COP-IBR-OIS-Compund	06/25/2017	COP	8,200,000,000	$(1,267)
	Float KLIBOR Interbank
Citibank N.A.	Offered Rate	Fixed 3.85%	07/08/2018	MYR	7,600,000	1,957

						$690

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Depreciation
Barclays	Markit CDX EM	Buy	1.00%	06/20/2020	1,635,000	$(124)

For the period ended July 31, 2015, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Currency Legend

BRL	Brazilian Real	MXN	Mexican Peso	TWD	Taiwan Dollar
CLP	Chilean Peso	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
CNH	Chinese Offshore Yuan Renminbi	NGN	Nigerian Naira	USD	U.S. Dollar
COP	Colombian Peso	PEI	Peru Inti	ZAR	South African Rand
DOP	Dominican Peso	PEN	Peruvian Nuevo Sol	ZMW	Zambian Kwacha
EGP	Egyption Pound	PHP	Philippine Peso
EUR	Euro Dollar	PLN	Polish Zloty
HRK	Croatian Kuna	RON	Romanian Leu
HUF	Hungarian Forint	RSD	Serbian Dinar
IDR	Indonesia Rupiah	RUB	Russian Ruble
INR	Indian Rupee	THB	Thai Baht
KRW	Korean Won	TRY	Turkish Lira

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2015 (Unaudited)

Percentages are based on Net Assets of $38,840,280.

(1)	In U.S dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Floating rate security — Rate disclosed is the rate in effect on July 31, 2015.

(D)	The rate reported is the 7-day effective yield as of July 31, 2015.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $43,987,131, and the unrealized appreciation and depreciation were $99,943 and $(5,461,480), respectively.

MTN — Medium Term Note Ser — Series

KLIBOR — Kuala Lumpur Interbank Offered Rate

The summary of inputs used to value the Fund’s net assets as of July 31, 2015 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$35,938,417	$—	$35,938,417
Warrants	—	167,500	—	167,500
Short-Term Investment	2,519,677	—	—	2,519,677

Total Investments in Securities	$2,519,677	$36,105,917	$—	$38,625,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts – Appreciation*	$—	$636,806	$—	$636,806
Forward Contracts – Depreciation*	—	(1,274,121)	—	(1,274,121)
Interest Rate Swaps – Appreciation*	—	1,957	—	1,957
Interest Rate Swaps – Depreciation*	—	(1,267)	—	(1,267)
Credit Default Swap – Depreciation*	—	(124)	—	(124)

Total Other Financial Instruments	$—	$(636,749)	$—	$(636,749)

* Forward contracts and swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between levels, if any, are considered to have occurred at the end of the period. For the period ended July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015